Vessels and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2024	$2,421,556	$(894,210)	$(65,154)	$1,462,192
Additions (1)	244,669	—	—	244,669
Drydock costs	14,690	—	—	14,690
Disposals (2)	(115,824)	55,522	35,734	(24,568)
Depreciation and impairment for the period (3)	—	(119,703)	(20,259)	(139,962)
Vessels, December 31, 2025	$2,565,091	$(958,391)	$(49,679)	$1,557,021
Additions	1,163	—	—	1,163
Drydock costs	14,435	—	—	14,435
Disposals	(7,728)	7,728	—	—
Depreciation for the period	—	(83,939)	—	(83,939)
Vessels, June 30, 2026	$2,572,961	$(1,034,602)	$(49,679)	$1,488,680
(1)	On March 3, 2025, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 27 AS, the company that owns and operates the Live Knutsen. On July 2, 2025, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 37 AS, the company that owns and operates the Daqing Knutsen. These acquisitions were accounted for as acquisition of assets.
(2)	On March 3, 2025, the Partnership sold to KNOT its 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. This sale transaction was part of an asset swap with the Live Knutsen. See footnote (1) above.
(3)	The carrying value of the Bodil Knutsen was written down to its estimated fair value as of December 31, 2025.

Schedule of drydocking activity

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Balance at the beginning of the year	$29,323	$28,661
Costs incurred for drydocking	14,435	14,690
Costs allocated to drydocking as part of acquisition of asset	—	2,340
Drydock amortization as part of sale of asset	—	(1,526)
Drydock amortization	(7,873)	(14,842)
Balance at period end	$35,885	$29,323